Regulatory Matters (Details) - USD ($)				1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 22, 2019	Oct. 01, 2018	Oct. 20, 2017	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Aug. 01, 2018	Dec. 31, 2017
Regulatory assets earning a return				$ 5,500,000				$ 5,500,000
DRO revenue requirement		$ 248,000,000.0
Regulatory Assets, Noncurrent				152,600,000	$ 154,700,000			152,600,000		$ 163,200,000
Distribution Modernization Plan Cost of capital projects				576,000,000.0
Regulatory Assets, Current				41,100,000	40,200,000			41,100,000		23,900,000
Regulatory Assets				193,700,000				193,700,000		187,100,000
Regulatory Liability, Noncurrent				278,300,000	252,300,000			278,300,000		221,200,000
Regulatory Liability, Current				34,900,000	36,500,000			34,900,000		14,800,000
Regulatory Liabilities				313,200,000				313,200,000		236,000,000.0
Public Utilities, Approved Rate Increase (Decrease), Amount		$ 29,800,000
Public Utilities, Approved Return on Equity, Percentage		9.999%
Public Utilities, Approved Debt Capital Structure, Percentage		4.80%
Distribution Investment Rider		$ 12,200,000
One-time Decoupling Rider Revenue Requirement						$ 3,700,000
TCJA Yearly Refund to Customers Per DRO		$ 4,000,000.0
DRO Vegetation Management Cost Baseline								10,700,000
DRO Vegetation Management Cost Deferral Cap								$ 4,600,000
Distribution Modernization Rider			$ 105,000,000.0
Requested Distribution Modernization Rider annual revenue through filing	$ 199,000,000.0
Return on Equity SEET Threshold								12.00%
Proposed annual reduction in transmission rates to reflect effects of TCJA								$ 2,400,000
Due from PJM transmission settlement				16,500,000	2,400,000			16,500,000	$ 41,600,000	0
PJM transmission enhancement repayment amount								$ 14,300,000
Tax rate after Tax Cuts and Jobs Act of 2017								21.00%
Refund of eligible excess ADIT and any related regulatory liability as required by the PUCO					65,100,000
Refund of eligible excess ADIT and any related regulatory liability as required by the PUCO, including taxes					83,200,000
Reduction of Long-term regulatory liability related to deferred income taxes					$ 23.4
Vegetation Management and Other [Member]
Regulatory Assets, Noncurrent				7,800,000				$ 7,800,000
Undercollections to be collected [Member]
Regulatory Assets Type of Recovery								A/B
Regulatory Current Asset, End Date for Recovery								2019
Regulatory Assets, Current				40,500,000				$ 40,500,000		23,900,000
Amounts being recovered through base rates [Member]
Regulatory Assets Type of Recovery								B
Regulatory Current Asset, End Date for Recovery								2019
Regulatory Assets, Current				600,000				$ 600,000		0
Pension Costs [Member]
Regulatory Assets Type of Recovery								B
Regulatory Current Asset, End Date for Recovery								Ongoing
Regulatory Assets, Noncurrent				87,500,000				$ 87,500,000		92,400,000
Unrecovered OVEC Charges [Member]
Regulatory Assets Type of Recovery								C
Regulatory Current Asset, End Date for Recovery								Undetermined
Regulatory Assets, Noncurrent				28,700,000				$ 28,700,000		27,800,000
Deferred Fuel Costs [Member]
Regulatory Assets Type of Recovery								B
Regulatory Current Asset, End Date for Recovery								2020
Regulatory Assets, Noncurrent				3,300,000				$ 3,300,000		9,300,000
Deferred Regulatory Compliance Costs [Member]
Regulatory Assets Type of Recovery								B
Regulatory Current Asset, End Date for Recovery								2020
Regulatory Assets, Noncurrent				6,100,000				$ 6,100,000		9,200,000
Ccem Smart Grid And Advanced Metering Infrastructure Cost [Member]
Regulatory Assets Type of Recovery								B
Regulatory Current Asset, End Date for Recovery								Undetermined
Regulatory Assets, Noncurrent				8,500,000				$ 8,500,000		7,300,000
Loss on Reacquired Debt [Member]
Regulatory Assets Type of Recovery								B
Regulatory Current Asset, End Date for Recovery								Various
Regulatory Assets, Noncurrent				6,000,000.0				$ 6,000,000.0		7,000,000.0
Storm Costs [Member]
Regulatory Assets Type of Recovery								A
Regulatory Current Asset, End Date for Recovery								Undetermined
Regulatory Assets, Noncurrent				4,700,000				$ 4,700,000		2,100,000
Vegetation Management [Member]
Regulatory Assets Type of Recovery								A/B
Regulatory Current Asset, End Date for Recovery								Undetermined
Regulatory Assets, Noncurrent				4,600,000				$ 4,600,000		8,100,000
Postretirement Benefit Costs [Member]
Regulatory Liabilities Type of Recovery								B
Regulatory Liability, Amortization Through								Ongoing
Regulatory Liability, Noncurrent				6,000,000.0				$ 6,000,000.0		5,000,000.0
PJM transmission enhancement settlement repayment amount [Member]
Regulatory Liabilities Type of Recovery								A
Regulatory Liability, Amortization Through								2025
Regulatory Liability, Noncurrent				16,900,000				$ 16,900,000		0
Deferred Income Tax Charge [Member]
Regulatory Liability, Amortization Through								Various
Regulatory Liability, Noncurrent				116,300,000				$ 116,300,000		83,400,000
Removal Costs [Member]
Regulatory Liability, Amortization Through								Not Applicable
Regulatory Liability, Noncurrent				139,100,000				$ 139,100,000		132,800,000
Overcollection of costs to be refunded [Member]
Regulatory Liabilities Type of Recovery								A/B
Regulatory Liability, Amortization Through								2019
Regulatory Liability, Noncurrent				34,900,000				$ 34,900,000		$ 14,800,000
Scenario, Forecast [Member]
Distribution Investment Rider							$ 22,000,000.0
DRO Vegetation Management Cost Baseline							15,700,000
DRO Vegetation Management Cost Deferral Cap							$ 4,600,000
Requested Distribution Modernization Rider annual revenue through filing	$ 199,000,000.0
Long-term [Member]
Due from PJM transmission settlement				10,800,000				10,800,000
Short-term [Member]
Due from PJM transmission settlement				$ 16,500,000				$ 16,500,000